INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Current income tax assets	$ 5	$ 0	[1]
Non-recognized losses	$ 168	$ 253

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation